LONG TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	May 17, 2019	Aug. 31, 2017
Equity Method Investment, Ownership Percentage	49.00%			49.00%	49.00%
Impairment on Equity investment without readily determinable fair value	¥ 5,957	¥ 5,994	¥ 0
Jinong [Member]
Equity Method Investment, Ownership Percentage	17.94%	17.94%